N-4	Oct. 03, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life Annuity Account-G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Oct. 03, 2024
Amendment Flag	false
Monument Advisor Select
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At a meeting held on May 24, 2024, the Board of Trustees of Guggenheim Variable Funds Trust, approved the merger of the Guggenheim Variable Funds Trust (the "Target Fund") into the New Age Alpha Variable Funds Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 25, 2024 (the "Effective Date").
Target Funds	Acquiring Funds
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	New Age Alpha Variable Funds Trust - NAA Large Growth Series
As of the Effective Date, the following changes apply to the contract:•the Target Funds will no longer be available to receive transfers or new purchase payments;•the Target Funds will transfer all or substantially all of its assets to the Acquiring Funds in exchange for shares of the Acquiring Funds; and•the Acquiring Funds will be added as underlying mutual funds available under the contract and will assume all liabilities of the Target Funds.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	26.41%	12.72%	9.97%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.91%*	0.00%	0.91%	39.91%	18.00%	14.25%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.(2) All references in the prospectus to the Target Funds are deleted and replaced with the Acquiring Funds.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	26.41%	12.72%	9.97%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.91%*	0.00%	0.91%	39.91%	18.00%	14.25%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Select | NewAgeAlphaVariableFundsTrustNAAMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Monument Advisor Select | NewAgeAlphaVariableFundsTrustNAASmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Monument Advisor Select | NewAgeAlphaVariableFundsTrustNAALargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	39.91%
Average Annual Total Returns, 5 Years [Percent]	18.00%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Monument Advisor Contract No. JNL-2300
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At a meeting held on May 24, 2024, the Board of Trustees of Guggenheim Variable Funds Trust, approved the merger of the Guggenheim Variable Funds Trust (the "Target Fund") into the New Age Alpha Variable Funds Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 25, 2024 (the "Effective Date").
Target Funds	Acquiring Funds
Guggenheim Variable Funds Trust – Series B (Large Cap Value Series)	New Age Alpha Variable Funds Trust – NAA Large Cap Value Series
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)	New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)	New Age Alpha Variable Funds Trust - NAA Small Growth Series
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	New Age Alpha Variable Funds Trust - NAA Large Growth Series
As of the Effective Date, the following changes apply to the contract:•the Target Funds will no longer be available to receive transfers or new purchase payments;•the Target Funds will transfer all or substantially all of its assets to the Acquiring Funds in exchange for shares of the Acquiring Funds;•the Acquiring Funds will be added as underlying mutual funds available under the contract and will assume all liabilities of the Target Funds; and•the following Acquiring Funds are no longer available to receive transfers or new purchase payments effective October 25, 2024.❍New Age Alpha Variable Funds Trust – NAA Large Cap Value Series❍New Age Alpha Variable Funds Trust – NAA World Equity Income Series❍New Age Alpha Variable Funds Trust – NAA Small Growth SeriesAccordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust – NAA Large Cap Value Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	0.76%*	0.00%	0.76%	9.27%	11.27%	8.47%
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA World Equity Income Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	0.86%*	0.00%	0.86%	12.28%	9.97%	6.94%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	26.41%	12.72%	9.97%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
Equity	New Age Alpha Variable Funds Trust - NAA Small Growth Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	1.04%*	0.00%	1.04%	21.01%	9.41%	7.68%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.91%*	0.00%	0.91%	39.91%	18.00%	14.25%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.(2) All references in the prospectus to the Target Funds are deleted and replaced with the Acquiring Funds.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust – NAA Large Cap Value Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	0.76%*	0.00%	0.76%	9.27%	11.27%	8.47%
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA World Equity Income Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	0.86%*	0.00%	0.86%	12.28%	9.97%	6.94%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.92%*	0.00%	0.92%	26.41%	12.72%	9.97%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
Equity	New Age Alpha Variable Funds Trust - NAA Small Growth Series This Sub-Account is no longer available to receive transfers or new purchase payments effective October 25, 2024 Investment Advisor: New Age Alpha Advisors, LLC	1.04%*	0.00%	1.04%	21.01%	9.41%	7.68%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	0.91%*	0.00%	0.91%	39.91%	18.00%	14.25%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Contract No. JNL-2300 | NewAgeAlphaVariableFundsTrustNAAMidGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Monument Advisor Contract No. JNL-2300 | NewAgeAlphaVariableFundsTrustNAASmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Monument Advisor Contract No. JNL-2300 | NewAgeAlphaVariableFundsTrustNAALargeGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	39.91%
Average Annual Total Returns, 5 Years [Percent]	18.00%
Average Annual Total Returns, 10 Years [Percent]	14.25%
Monument Advisor Contract No. JNL-2300 | NewAgeAlphaVariableFundsTrustNAALargeCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust – NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.27%
Average Annual Total Returns, 5 Years [Percent]	11.27%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Monument Advisor Contract No. JNL-2300 | NewAgeAlphaVariableFundsTrustNAAWorldEquityIncomeSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.28%
Average Annual Total Returns, 5 Years [Percent]	9.97%
Average Annual Total Returns, 10 Years [Percent]	6.94%
Monument Advisor Contract No. JNL-2300 | NewAgeAlphaVariableFundsTrustNAASmallGrowthSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.01%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.68%